UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

___          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_____________________ to ___________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

  X   Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001853410 (Oceanview Acquisitions Residential Depositor, LLC)

Oceanview Mortgage Trust 2022-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Matthew Tomiak, Senior Vice President (305) 646-6476

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12, 99.13, 99.14, 99.15, 99.16, 99.17, 99.18, 99.19, 99.20, 99.21, 99.22, 99.23, 99.24 and 99.25 for the related information.

Item 3.	Exhibits

99.1	Digital Risk, LLC (“Digital Risk”) Due Diligence Narrative

99.2	Digital Risk Findings Report

99.3	Digital Risk General Valuation Report

99.4	Digital Risk QM Status Report

99.5	Digital Risk Supplemental Report

99.6	Digital Risk Rating Agency Grades Report

99.7	SitusAMC (“AMC”) Due Diligence Narrative

99.8	AMC Data Compare Summary Report

99.9	AMC Valuation Summary Report

99.10	AMC Exception Grades Report

99.11	AMC Supplemental Data Report

99.12	AMC Rating Agency Grades Report

99.13	Canopy Financial Technology Partners LLC (“Canopy”) Due Diligence Narrative

99.14	Canopy Data Compare Report

99.15	Canopy ATR or QM Report

99.16	Canopy Rating Agency Grades Summary Report

99.17	Canopy Rating Agency Grades Detail Report

99.18	Canopy Valuation Report

99.19	Covius Real Estate Services, LLC “Covius”) Due Diligence Narrative

99.20	Covius ATR QM Report

99.21	Covius Exceptions Report

99.22	Covius Rating Agency Grades Report

99.23	Covius Tape Compare Report

99.24	Covius Valuation Report

99.25	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 30, 2022

OCEANVIEW ACQUISITIONS RESIDENTIAL
DEPOSITOR, LLC
(Securitizer)

	By:	/s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Digital Risk, LLC (“Digital Risk”) Due Diligence Narrative

99.2	Digital Risk Findings Report

99.3	Digital Risk General Valuation Report

99.4	Digital Risk QM Status Report

99.5	Digital Risk Supplemental Report

99.6	Digital Risk Rating Agency Grades Report

99.7	SitusAMC (“AMC”) Due Diligence Narrative

99.8	AMC Data Compare Summary Report

99.9	AMC Valuation Summary Report

99.10	AMC Exception Grades Report

99.11	AMC Supplemental Data Report

99.12	AMC Rating Agency Grades Report

99.13	Canopy Financial Technology Partners LLC (“Canopy”) Due Diligence Narrative

99.14	Canopy Data Compare Report

99.15	Canopy ATR or QM Report

99.16	Canopy Rating Agency Grades Summary Report

99.17	Canopy Rating Agency Grades Detail Report

99.18	Canopy Valuation Report

99.19	Covius Real Estate Services, LLC “Covius”) Due Diligence Narrative

99.20	Covius ATR QM Report

99.21	Covius Exceptions Report

99.22	Covius Rating Agency Grades Report

99.23	Covius Tape Compare Report

99.24	Covius Valuation Report

99.25	Deloitte & Touche LLP Independent Accountants’ Report on Applying Agreed-Upon Procedures